Reportable Segments (Details) - USD ($) $ in Millions		12 Months Ended
		Apr. 30, 2016	Apr. 30, 2015	Apr. 30, 2014
Segment Reporting Information [Line Items]
Net sales		$ 7,811.2	$ 5,692.7	$ 5,610.6
Segment profit		2,967.8	1,968.7	2,031.0
Interest expense – net		(171.1)	(79.9)	(79.4)
Other debt costs		0.0	(173.3)	0.0
Unallocated derivative gains (losses)		12.0	(24.5)	5.3
Cost of products sold – special project costs		(12.2)	(6.2)	(9.4)
Other special project costs	[1]	(135.9)	(56.6)	(25.6)
Corporate administrative expenses		(373.2)	(274.2)	(251.9)
Other income – net		3.7	4.2	10.1
Income Before Income Taxes		977.9	523.0	849.7
Assets		15,984.1	16,806.3	9,041.4
Depreciation, amortization, and impairment charges		430.1	268.4	256.4
Additions to property, plant, and equipment		201.4	247.7	279.5
Operating Segments [Member]
Segment Reporting Information [Line Items]
Net sales		7,811.2	5,692.7	5,610.6
Segment profit		1,654.6	1,133.5	1,200.6
Operating Segments [Member] | U.S. Retail Coffee [Member]
Segment Reporting Information [Line Items]
Net sales		2,239.2	2,076.1	2,161.7
Segment profit		645.9	549.2	639.8
Assets		5,002.0	4,852.4	4,884.0
Depreciation, amortization, and impairment charges		104.0	102.7	99.9
Additions to property, plant, and equipment		51.4	56.7	50.7
Operating Segments [Member] | U.S. Retail Consumer Foods [Member]
Segment Reporting Information [Line Items]
Net sales		2,269.7	2,330.8	2,379.9
Segment profit		459.9	459.2	420.1
Assets		3,288.5	3,063.1	2,908.8
Depreciation, amortization, and impairment charges		60.7	59.4	57.6
Additions to property, plant, and equipment		90.3	117.7	145.3
Operating Segments [Member] | U.S. Retail Pet Foods [Member]
Segment Reporting Information [Line Items]
Net sales		2,250.4	239.1	0.0
Segment profit		392.0	(15.3)	0.0
Assets		6,321.6	7,556.4	0.0
Depreciation, amortization, and impairment charges		164.9	14.3	0.0
Additions to property, plant, and equipment		11.9	19.4	0.0
Operating Segments [Member] | International and Foodservice [Member]
Segment Reporting Information [Line Items]
Net sales		1,051.9	1,046.7	1,069.0
Segment profit		156.8	140.4	140.7
Assets		1,168.6	1,105.1	1,018.2
Depreciation, amortization, and impairment charges		66.2	60.7	62.7
Additions to property, plant, and equipment		47.8	53.9	83.5
Unallocated [Member]
Segment Reporting Information [Line Items]
Assets		203.4	229.3	230.4
Depreciation, amortization, and impairment charges		$ 34.3	$ 31.3	$ 36.2

[1]	Other special project costs includes merger and integration and restructuring costs. For more information, see Note 3: Integration and Restructuring Costs.